Capital Management (Tables)	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Summary of Company's Capital Structure

At December 31, 2016 and 2015, the Company’s capital structure was as follows:

December 31 (millions of dollars)	2016	2015
Long-term debt payable within one year	602	500
Short-term notes payable	469	1,491
Less: cash and cash equivalents	48	89

	1,023	1,902

Long-term debt	10,078	8,207
Common shares	5,391	6,000
Retained earnings	4,487	3,759

Total capital	20,979	19,868